Financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial results
Interest on tuition fees paid in arrears	R$ 15,715	R$ 8,265	R$ 8,887
Financial investment yield	6,296	10,726	12,635
Foreign exchange gain	13,550
Other	997	203	504
Total	36,558	19,194	22,026
Interest on accounts payable from acquisition of subsidiaries	(34,980)	(44,258)	(51,739)
Interest on lease	(15,086)	(12,393)	(10,778)
Interest on loans and financing	(6,205)
Foreign exchange loss	(2,714)
Other	(5,434)	(3,739)	(2,080)
Total	(64,418)	(60,390)	(64,597)
Financial results	(27,860)	R$ (41,196)	R$ (42,571)
Gain Due to Foreign Rate Increase Over Proceeds From IPO	R$ 12,966